Financial Instruments - Schedule of Financial Instruments Carrying Amount (Details) - CAD ($)		Dec. 31, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 20, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Financial assets
Cash		$ 17,733,753	$ 5,269,084	$ 29,187,636		$ 5,056,040	$ 32,025,899	$ 6,200,316
Accounts receivable	[1]		1,150,946			2,281,915
Current financial assets			6,420,030			7,337,955
Financial liabilities
Accounts payable and accrued liabilities	[2]		13,412,889			12,466,676
Credit facility			28,229,902			28,747,705
Convertible bridge loan			6,853,623
Non-convertible bridge loan			3,059,996
Warrant liability		2,513,147	629,506		$ 1,746,575
Term loan			10,767,007			7,718,928
Convertible notes			40,309,902			11,258,950
Conversion option		599,993	6,008			737,974
Government grant liabilities		$ 1,720,145	1,618,343			1,468,296
Total			104,887,176			62,398,529
Current			24,791,238			13,773,457
Non-current			80,095,938			48,625,072
Amortized Cost [Member]
Financial assets
Cash			5,269,084			5,056,040
Accounts receivable	[1]		1,150,946			2,281,915
Current financial assets			6,420,030			7,337,955
Financial liabilities
Accounts payable and accrued liabilities	[2]		13,412,889			12,466,676
Credit facility			28,229,902			28,747,705
Convertible bridge loan
Non-convertible bridge loan			3,059,996
Warrant liability
Term loan			10,767,007			7,718,928
Convertible notes			40,309,902			11,258,950
Conversion option
Government grant liabilities			1,618,343			1,468,296
Total			97,398,039			61,660,555
Current			17,302,101			13,035,483
Non-current			80,095,938			48,625,072
FVTPL [Member]
Financial assets
Cash
Accounts receivable	[1]
Current financial assets
Financial liabilities
Accounts payable and accrued liabilities	[2]
Credit facility
Convertible bridge loan			6,853,623
Non-convertible bridge loan
Warrant liability			629,506
Term loan
Convertible notes
Conversion option			6,008			737,974
Government grant liabilities
Total			7,489,137			737,974
Current			7,489,137			737,974
Non-current

[1]	Excluding commodity taxes receivable, as these amounts do not represent a contractual right to receive cash or another financial asset.
[2]	Excluding deferred revenue, as these amounts do not represent a contractual obligation to deliver cash or another financial asset.